Hedge accounting (Detail 5) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting continues to be applied	$ 284	$ (45)
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting is no longer applied	266	262
Total other comprehensive income recognized directly in equity related to hedging instruments in net investment hedges, on a pre-tax basis	550	217
UBS AG
Entity [Table]
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting continues to be applied	250	(61)
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting is no longer applied	266	262
Total other comprehensive income recognized directly in equity related to hedging instruments in net investment hedges, on a pre-tax basis	$ 515	$ 201